GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.4 - Schedule 1

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET- BACKED SECURITIES

Item 1: Identity of the person providing third-party due diligence services

Legal Name: Recovco Mortgage Management, LLC

Business Name (if Different):

Principal Business Address: 4600 Fuller Drive Irving, TX 75038

Item 2: Identity of the person who paid the person to provide due diligence services

Legal Name: Goldman Sachs Mortgage Company

Business Name (If Different):

Principal Business Address: 200 West St. New York, NY 10282

Item 3: Credit rating criteria

Item 4: Description of the due diligence performed

See attached.

Recovco Due Diligence Review Narrative

(GSMBS 2022-RPL4)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client. The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1)    Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from December 2017 through July 2020 via files imaged and provided by Client or its designee for review.

(2)   Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

■ “Compliance Review”:	114 mortgage loans
■ “Data Integrity Review”:	Not Applicable
■ “Collection Comment Review”:	Not Applicable
■ “Payment History Review”:	Not Applicable
■ “Title Review”:	Not Applicable
■ “Title Lien Alert Review”	Not Applicable
■ “Modification Review”	Not Applicable

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016

Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated May 4, 2021
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure

was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.        Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.        review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.	timing of initial and re-disclosed TIL (s);

c) Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.        Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.           The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.          The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

●	Initial application (1003);

●	Sales contract;

●	Hazard and/or flood insurance policies;

●	Copy of note for any junior liens;

●	Appraisal;

●	Title/Preliminary Title;

●	Initial TIL;

●	Final 1003;

●	Final TIL;

●	HUD from sale of previous residence;

●	Initial and final GFE’s;

●	Changed circumstance documentation;

●	Final HUD-1;

●	Right of Rescission Disclosure;

●	Mortgage/Deed of Trust;

●	Note;

●	Mortgage Insurance;

●	Tangible Net Benefit Disclosure;

●	Subordination Agreement;

●	FACTA disclosures;

●	Notice of Special Flood Hazards; and

●	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

MODIFICATION SUMMARY

Not Applicable

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Application Missing (Lvl 2)	46
* Application Missing (Lvl 3)	11
* Application Missing (Lvl R)	1
* Appraisal dated after closing (Lvl 2)	1
* Appraisal not dated (Lvl 2)	5
* Appraisal not dated (Lvl 3)	2
* Appraisal not dated (Lvl R)	1
* Balloon Rider Missing (Lvl 2)	1
* ComplianceEase HPML/HCM Test is Incomplete (Lvl 3)	1
* ComplianceEase RESPA Test Incomplete (Lvl R)	1
* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	1
* ComplianceEase State Regulations Test Failed (Lvl 2)	2

* ComplianceEase State Regulations Test Failed (Lvl 3)	2
* ComplianceEase TILA Test Failed (Lvl 2)	30
* ComplianceEase TILA Test Failed (Lvl R)	1
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	19
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	6
* Credit Score Disclosure and Notice to home loan applicant is Missing (Lvl 3)	1
* Credit score not provided (Lvl 2)	1
* Evidence of Appraisal delivery (Lvl 3)	1
* Final 1003 is Missing (Lvl 2)	17
* Final 1003 is Missing (Lvl 3)	12
* Final Application is missing (Lvl 2)	3
* Final TIL Missing or Not Executed (Lvl 2)	28
* Final TIL Missing or Not Executed (Lvl R)	1
* Good Faith Estimate missing or unexecuted (Lvl 2)	37
* Good Faith Estimate missing or unexecuted (Lvl 3)	12
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	21
* HUD-1 Closing Statement missing or unsigned (Lvl R)	5
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	9
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	2
* Initial Good Faith Estimate is Missing (Lvl 2)	2
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	2
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	9
* Loan program disclosure missing or unexecuted (Lvl 2)	37
* Loan program disclosure missing or unexecuted (Lvl 3)	7
* MI, FHA or MIC missing and required (Lvl 3)	2
* MI, FHA or MIC missing and required (Lvl R)	1
* Missing Appraisal (Lvl 2)	20
* Missing Appraisal (Lvl 3)	15
* Missing credit report (Lvl 2)	31
* Missing credit report (Lvl 3)	1
* Missing evidence of TRID Disclosure Delivery (Lvl 3)	1
* Missing initial TIL disclosure (Lvl 2)	56
* Missing required 1-4 family rider (Lvl 3)	2
* Missing Title evidence (Lvl 2)	6
* Missing Title evidence (Lvl 3)	9
* Missing TRID RESPA Disclosures (Lvl 3)	2
* Mortgage - Missing required ARM Rider (Lvl 2)	1
* Mortgage - Missing required ARM Rider (Lvl 3)	2
* Mortgage - Missing required ARM Rider (Lvl R)	1
* Mortgage missing / unexecuted (Lvl 2)	2
* Mortgage missing / unexecuted (Lvl 3)	7

* Not all borrowers signed HUD (Lvl 2)	3
* Not all borrowers signed HUD (Lvl 3)	1
* Note is missing or unexecuted (Lvl 3)	2
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	54
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	17
* Prepayment Rider Missing (Lvl 2)	24
* Prepayment Rider Missing (Lvl 3)	7
* Property is Manufactured Housing (Lvl 2)	7
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	5
* Right of Rescission missing or unexecuted (Lvl 2)	16
* Right of Rescission missing or unexecuted (Lvl 3)	3
* Right to receive copy of appraisal is Missing (Lvl 2)	7
* Right to receive copy of appraisal is Missing (Lvl 3)	2
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	2
* Settlement date is different from note date (Lvl 2)	3
* Special information booklet is Missing (Lvl 2)	5
* Special information booklet is Missing (Lvl 3)	1
* State Specific Disclosure (Lvl 2)	1
* Transmittal (1008) is Missing (Lvl 2)	45
* Transmittal (1008) is Missing (Lvl 3)	14
Grand Total	716

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 114 mortgage loans, none of the mortgage loans had a rating grade of “A / RA”, 71 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 43 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	0	0.00%
B / RB	71	62.28%
C / RC	0	0.00%
D / RD	43	37.72%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

Not Applicable

Loan List:

Compliance (114 loans)

Count	Recovco ID	Loan # 1	Loan # 2	Loan # 3
1	W2MISA01WCZ	1461306753	26719738
2	NTN41KNU5OV	1461401575	34138817
3	KHRBWSVOSE4	1461602055	34285989
4	B441K1JZR1E	1461758280	34285993
5	JDOCRDHCAKM	1461789828	24052207
6	J4ANXWES4NU	262626	26718040
7	DWPYHWKIO5M	267983	26719233
8	L2I34RBIZ0B	268010	26719245
9	SVLV2CILUBS	278121	34285845
10	CUCQTXA025F	278226	34285851
11	3OH3HNZZYSK	286492	34285901
12	ZYP4NG0ZI3L	287641	34285912
13	PRHFN0O3JFD	288282	34285921
14	ENOSUJONYFB	289745	34285929
15	3MDPKZQ2FY2	289778	34285933
16	3I3HVS4ZD33	289786	34285934
17	BMOYBBZCK3R	289789	34285936
18	ONPEVU4WJB1	289812	34285939
19	VM20JZQHOAY	289847	34285944
20	NXZ3ZVS0DES	289854	34285945
21	Q2HXQD25KJ5	289867	34285949
22	2TCNAI2UCD0	27162599	578277313	578277313
23	HIGFNWAFF0X	27162636	579066968	20972014
24	GT0L5OXRIRO	1044895	7092293203	310413551
25	EQ2R3Q4EQCB	1060944	7092295141	310413973
26	BMX1WBKEDDX	1074391	707112488	310352022
27	BP5V5ZZPDSV	110800043	672911427	310241002
28	IIETKAOMYJ3	110803226	8010085689	310238968
29	5XD2TZ4JVYF	111681819	8010030719	310316874
30	XITK2HBNHWL	111752770	80037872	310315677
31	YX53A3AIMNJ	11477124	7110373805	310474330
32	RVRNAMNUMWI	115154593	11537875	115154593
33	KJC5TRRGHKP	117830083	668649916	117830083
34	GPLUNEBXH5E	117833798	668649833	117833798
35	1KBT5KEVWCM	117848077	668642689	117848077
36	ER3GWHYWSOI	1181825	707116935	310348276
37	HTC4HJELUD5	1901014927	578624652	310278005

38	VRKOCHREZ44	204060659	609947858	310270665
39	W4CG4G2BLQB	204072813	610129264	310269978
40	31C1Y3HGOZC	204075930	609955976	310270230
41	CGCNP41WOR3	23894196	705510550	310432595
42	S0CKO2UVVVI	2935785	673529194	310475252
43	WSJ3ZFA4Q0G	31891689	618189328	310356880
44	5RWJHTI1ZRH	3406873	7145872870	310412066
45	5ZPPYDEQDTE	3785292	668645153	310290449
46	HRZABL1SEKK	3904448	668644990	310290093
47	3QTI2BXB3S4	39956933	599927282	39956933
48	YIGXHQKRMWV	4087300	7092262745	310244692
49	ZFOAX4YWI2V	4710069	7145754565	310509284
50	3WPPMRV2GRP	4898045	7090763678	310095875
51	EHWX3C45HRX	4967115	7145763608	310508963
52	5FMTAKTNG5F	5138431	673526893	310498494
53	K2WLHL1XSHC	5172991	7142341861	310497900
54	BBHLDCTLU50	5290202	7145734203	310482769
55	KZ1WPAK50LN	55757231	578624808	310272210
56	SSERHJBFKKN	70000823	579827690	310616904
57	NW0LLDAECMP	70009915	579827706	310616893
58	0HAOLFEWJBH	70313929	579834920	310616887
59	ULTMDY03SKN	70334461	579922606	310616819
60	LRUNHRW2NYR	71045140	579867920	310625538
61	F4LLZPBHDLG	71057434	579868658	310625530
62	1A2N0KARMAY	7145696626	7145696626	310534946
63	4SKLRYJU4RU	7420926	7142617260	310524207
64	AKWSTMA0TWS	74502659	579871894	310402949
65	VP10VMOB1R5	7642655	7142627293	310516875
66	1YQXQVP1505	8974280	578286359	310022024
67	0HED43RAIMY	1089322	707112975	310352242
68	UX4UG21BEYU	35934835	599833217	35934835
69	Z4JK1IQ2ZP5	7003807	7091054721	7003807
70	TK2CZFSWKQZ	1079256	7092296982	1079256
71	MWSKHNZTAMZ	35268457	599809852	35268457
72	UQMET5FVVSL	994955	7092292114	994955
73	5ETUEG3OAH0	111600060	8010105263
74	K0ZWKWDAE2R	111768421	8010109315
75	2FJCRBOHLHD	5137278	7142341002	55780019
76	0EU13KGCAVU	1155995	707115762	310351405
77	MR3EQKWWV1L	9866839	8013680692	310321516
78	AB50HBWKW03	1076574	707112520	310355788

79	LPK1IUL3YKV	1083503	707112702	310352015
80	E23P3HVYBUD	1158007	707115846	310354598
81	GM0LJAOGZHH	1165350	707116208	310348837
82	ZRNQYHJO31Y	55367999	596855166	310372616
83	ATY4WWXF501	7013081	7091083068	310506730
84	AEXJNOFGLTU	7471257	7142618722	310523516
85	MENKLKLBKA4	7487955	7142613996	310523527
86	J3VJ0FGCQKV	7543874	7142621866	310523509
87	T5RJGYZLK04	105651053	31558364	105651053
88	3PXOUVB2LZE	105655633	35812585	105655633
89	4XQXNTURJR1	105793939	8010178492	105793939
90	WATIJMJTH2Z	105811343	7142173256	105811343
91	JLCIHEOTGJL	1224743	16751703	310531141
92	MX2N2HTKZ3L	1342944	707210076	310527254
93	Q3LMPAX3GWN	2134360	16504946	310340710
94	0SSDNAWI2KH	2146446	16549784	310340680
95	XFRY2SDPHWA	23927871	705517670	310327804
96	RGL0U5G0TKA	2441003	16548364	310340813
97	UBD0GVJCROK	4735430	532588407	310058114
98	MBRLRH3OV1P	4984201	8013570497	310049178
99	PMTWTPO0YKS	5131121	8013830313	310049258
100	4RAJI2KPR3Q	5250361	532588761	310058067
101	4B11XHMNMLW	5400310	7142422844	310527111
102	TCJ5WRRU3GT	7145692773	7145692773	310534933
103	2WZTEWW3G05	7145694647	7145694647	310535137
104	VWOMZUFQH5I	7145696824	7145696824	310535094
105	YYITCAKBMNH	8870594	8013607638	310524726
106	ALZ3HHL2BZJ	8902446	8013933042	310524683
107	YJPD45QHFZV	8954860	8013940062	310524596
108	AILHJGWDB3P	9758447	8013661312	310324768
109	WAVJ1I5GCA2	482379088	25637316
110	XSOLKSDVWFF	482697786	25639047
111	EIUXII5SVCD	483021432	25642883
112	GIHTKDTV5J5	484020961	25640511
113	PFFM4ODPJ2U	484231154	25642722
114	NLIZXBUEHKW	1125427	707114419	1125427